Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Concentrations
Concentrations

Note 20 — Concentrations

The supplier who accounted for 10% or more of the Company’s total purchases and its outstanding balance of accounts payable represented 62% of total purchases for the three months ended March 31, 2021 and had outstanding accounts payable of $3,448 as of March 31, 2021.

The Company believes there are other suppliers that could be substituted should the supplier become unavailable or non-competitive.

For the periods ended March 31, 2021 and 2020, no retail or wholesale customers accounted for more than 10% of the Company’s revenue.

Note 23 — Concentrations

The suppliers who accounted for 10% or more of the Company’s total purchases and its outstanding balance of accounts payable are presented as follows:

	Total purchases from vendor to total purchases
	for the year ended December 31,
Vendor	2020	2019	2018
Vendor A	33%	—%	—%
Vendor B	13%	12%	—%

	Accounts payable to the
	vendor as of December 31,
Vendor	2020	2019
Vendor A	$2,918	$—
Vendor B	$368	$257

The Company believes there are other suppliers that could be substituted should the supplier become unavailable or non-competitive.

For the years ended December 31, 2020, 2019, and 2018, no retail or wholesale customers accounted for more than 10% of the Company’s revenue.